Borrowings (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current borriwings	£ 164	£ 161	£ 146	£ 200
Non current borriwings	380	463	620	60
Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Current borriwings		161	146	93
Non current borriwings		463	620	60
Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Current borriwings				£ 107
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Current borriwings	164	161
Non current borriwings	£ 380	£ 463